Taxes	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
TAXES

NOTE 12 — TAXES

Corporate Income Taxes (“CIT”)

The income before taxes by geographic area is as follows:

Loss before taxes:	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025

China	$(1,384,896)	$(754,674)
Japan	(272,171)	1,184,949
USA	753,504	(26,085)
Germany	(122,381)	(26,310)
Cayman	(15,713,828)	(9,044,435)
Singapore	(92,269)	—
Total loss before taxes	$(16,832,041)	$(8,666,555)

The components of the income tax provision are as follows:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025

Current income tax expense	$214,016	$256,389
Deferred income tax expense	(394,377)	(191,703)
Total (benefit) provision for income taxes	$(180,361)	$64,686

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025

PRC statutory tax rate	25%	25%
Effect of different tax jurisdiction	(23.4)%	(24.3)%
Non-deductible items*	(0.5)%	(1.4)%
Effective tax rate	1.1%	(0.7)%

*	Non-deductible items represent excess expenses and losses not deductible for PRC tax purpose.

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	June 30, 2026	December 31, 2025

Deferred tax assets:
Allowance for credit losses	$448,038	$258,510
Net operating losses	646,305	426,337
Total deferred tax assets	$1,094,343	$684,847

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets as of June 30, 2026.

Taxes payable

Taxes payable consists of the following:

	June 30, 2026	December 31, 2025

Income tax payable	$538,952	$399,156
VAT payable	628,806	482,587
Other taxes payable	—	2,951
Total taxes payable	$1,167,758	$884,694